UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07409
Investment Company Act File Number
Tax-Managed Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 4.9%
Boeing Co. (The)	960,677	$69,754,757
General Dynamics Corp.	473,021	36,517,221
Honeywell International, Inc.	293,134	13,270,176
Lockheed Martin Corp.	19,800	1,647,756
Northrop Grumman Corp.	971,465	63,698,960
Raytheon Co.	58,153	3,321,699
Rockwell Collins, Inc.	147,928	9,258,814
United Technologies Corp.	3,657,193	269,205,977

		$466,675,360

Air Freight & Logistics — 2.6%
FedEx Corp.	1,156,039	$107,974,043
United Parcel Service, Inc., Class B	2,197,000	141,508,770

		$249,482,813

Auto Components — 0.3%
Johnson Controls, Inc.	740,109	$24,416,196
WABCO Holdings, Inc.(1)	1,156	34,587

		$24,450,783

Automobiles — 0.0%
DaimlerChrysler AG	17,284	$812,521
Harley-Davidson, Inc.	16,800	471,576

		$1,284,097

Beverages — 4.8%
Brown-Forman Corp., Class A	393,146	$24,689,569
Brown-Forman Corp., Class B	156,213	9,286,863
Coca-Cola Co. (The)	2,790,708	153,488,940
Coca-Cola Enterprises, Inc.	54,516	1,507,912
Molson Coors Brewing Co., Class B	186,000	7,823,160
PepsiCo, Inc.	3,914,963	259,013,952

		$455,810,396

Biotechnology — 2.0%
Amgen, Inc.(1)	2,917,758	$174,365,218
Biogen Idec, Inc.(1)	13,543	776,827
Genzyme Corp.(1)	22,983	1,191,209
Gilead Sciences, Inc.(1)	246,207	11,197,494

		$187,530,748

Building Products — 0.0%
Masco Corp.	65,867	$1,022,256

		$1,022,256

Capital Markets — 4.0%
Ameriprise Financial, Inc.	74,034	$3,358,182
Bank of New York Mellon Corp. (The)	891,997	27,544,867
Charles Schwab Corp. (The)	718,360	13,426,148
E*Trade Financial Corp.(1)	45,935	75,793
Federated Investors, Inc., Class B	122,316	3,226,696
Franklin Resources, Inc.	539,468	59,827,001
Goldman Sachs Group, Inc.	557,466	95,120,424
Legg Mason, Inc.	96,941	2,779,299
Morgan Stanley	2,832,245	82,956,456
Northern Trust Corp.	715,649	39,546,764
Piper Jaffray Cos., Inc.(1)	400	16,120
State Street Corp.	529,119	23,884,432

Security	Shares	Value
T. Rowe Price Group, Inc.	323,743	$17,783,203
UBS AG(1)	92,681	1,508,847
Waddell & Reed Financial, Inc., Class A	273,635	9,861,805

		$380,916,037

Chemicals — 1.0%
Ashland, Inc.	30,391	$1,603,733
Dow Chemical Co. (The)	152,627	4,513,180
E.I. Du Pont de Nemours & Co.	978,736	36,448,129
Ecolab, Inc.	380,814	16,736,775
Monsanto Co.	29,671	2,119,103
PPG Industries, Inc.	4,400	287,760
Sigma-Aldrich Corp.	679,514	36,462,721

		$98,171,401

Commercial Banks — 3.2%
Bank of Hawaii Corp.	616	$27,689
Bank of Montreal	33,047	2,005,953
BB&T Corp.	1,042,349	33,761,684
Comerica, Inc.	230,933	8,784,691
Fifth Third Bancorp	1,146,030	15,574,548
First Horizon National Corp.(1)	69,152	971,591
HSBC Holdings PLC	220,592	2,241,214
HSBC Holdings PLC ADR	103,266	5,234,554
KeyCorp	135,024	1,046,436
M&T Bank Corp.	25,938	2,058,958
Marshall & Ilsley Corp.	157,890	1,271,015
PNC Financial Services Group, Inc.	81,626	4,873,072
Regions Financial Corp.	250,097	1,963,262
Royal Bank of Canada	156,962	9,158,733
Societe Generale	654,675	41,087,169
SunTrust Banks, Inc.	299,142	8,014,014
Synovus Financial Corp.	52,977	174,294
Toronto-Dominion Bank	17,915	1,336,101
Trustmark Corp.	205,425	5,018,533
U.S. Bancorp	2,891,194	74,824,101
Wells Fargo & Co.	2,685,361	83,568,434
Westamerica Bancorporation	1,968	113,455
Zions Bancorporation	63,405	1,383,497

		$304,492,998

Commercial Services & Supplies — 0.1%
Avery Dennison Corp.	56,594	$2,060,588
Cintas Corp.	208,023	5,843,366
Pitney Bowes, Inc.	15,870	388,021
Waste Management, Inc.	108,828	3,746,948

		$12,038,923

Communications Equipment — 4.0%
Cisco Systems, Inc.(1)	7,085,863	$184,445,014
Juniper Networks, Inc.(1)	109,780	3,368,050
Motorola, Inc.(1)	1,151,307	8,082,175
Nokia Oyj ADR	1,721,613	26,753,866
QUALCOMM, Inc.	3,471,806	145,781,134
Telefonaktiebolaget LM Ericsson ADR	1,750,000	18,252,500

		$386,682,739

Computers & Peripherals — 4.6%
Apple, Inc.(1)	291,406	$68,460,011
Dell, Inc.(1)	4,062,459	60,977,510
EMC Corp.(1)	2,038,992	36,783,416
Hewlett-Packard Co.	1,114,033	59,210,854
International Business Machines Corp.	1,581,753	202,859,822

Security	Shares	Value
Lexmark International, Inc., Class A(1)	12,631	$455,726
NetApp, Inc.(1)	417,589	13,596,698

		$442,344,037

Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	64,781	$2,927,453

		$2,927,453

Construction Materials — 0.0%
Vulcan Materials Co.	22,102	$1,044,098

		$1,044,098

Consumer Finance — 0.5%
American Express Co.	419,173	$17,295,078
Capital One Financial Corp.	236,327	9,786,301
Discover Financial Services	1,105,050	16,465,245
SLM Corp.(1)	10,200	127,704

		$43,674,328

Containers & Packaging — 0.1%
Bemis Co., Inc.	133,186	$3,825,102
Temple-Inland, Inc.	90,660	1,852,184

		$5,677,286

Distributors — 0.1%
Genuine Parts Co.	188,424	$7,959,030

		$7,959,030

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A(1)	10,887	$667,264
H&R Block, Inc.	931,827	16,586,521

		$17,253,785

Diversified Financial Services — 2.3%
Bank of America Corp.	3,729,078	$66,564,042
Citigroup, Inc.(1)	62,269	252,189
CME Group, Inc.	28,751	9,088,479
ING Groep NV ADR(1)	191,170	1,904,053
IntercontinentalExchange, Inc.(1)	13,162	1,476,513
JPMorgan Chase & Co.	3,017,689	135,041,583
Moody’s Corp.	179,602	5,343,160

		$219,670,019

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	1,499,836	$38,755,762
CenturyTel, Inc.	11,538	409,138
Deutsche Telekom AG ADR	515,476	6,958,926
McLeodUSA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	283,026	4,415,206
Telmex Internacional SAB de CV ADR	283,026	5,456,741
Verizon Communications, Inc.	426,358	13,225,625
Windstream Corp.	247,947	2,700,143

		$71,921,541

Electric Utilities — 0.0%
Duke Energy Corp.	47,340	$772,589
Exelon Corp.	9,202	403,140
Southern Co.	68,451	2,269,835

		$3,445,564

Electrical Equipment — 1.3%
Emerson Electric Co.	2,256,079	$113,571,017
Rockwell Automation, Inc.	125,000	7,045,000

		$120,616,017

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies, Inc.(1)	456,713	$15,706,360
Corning, Inc.	2,838,521	57,366,510
Flextronics International, Ltd.(1)	161,054	1,262,663
National Instruments Corp.	35,783	1,193,363
Tyco Electronics, Ltd.	10,142	278,702

		$75,807,598

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	136,681	$6,402,138
Halliburton Co.	846,351	25,500,556
Schlumberger, Ltd.	1,175,550	74,600,403
Transocean, Ltd.(1)	196,993	17,016,255

		$123,519,352

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	873,262	$52,142,474
CVS Caremark Corp.	1,958,364	71,597,788
Kroger Co. (The)	69,668	1,509,009
Safeway, Inc.	186,891	4,646,110
Sysco Corp.	1,612,944	47,581,848
Wal-Mart Stores, Inc.	2,001,980	111,310,088
Walgreen Co.	841,267	31,202,593

		$319,989,910

Food Products — 2.6%
Archer-Daniels-Midland Co.	1,492,098	$43,121,632
Campbell Soup Co.	54,780	1,936,473
ConAgra Foods, Inc.	3,600	90,252
General Mills, Inc.	27,469	1,944,530
H.J. Heinz Co.	75,878	3,460,796
Hershey Co. (The)	511,810	21,910,586
Kraft Foods, Inc., Class A	229,371	6,936,179
Nestle SA	2,750,000	140,915,430
Sara Lee Corp.	1,756,691	24,470,706
Unilever NV	72,175	2,176,798

		$246,963,382

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	224,448	$13,062,874
Becton, Dickinson and Co.	63,708	5,015,731
Boston Scientific Corp.(1)	36,529	263,739
CareFusion Corp.(1)	108,237	2,860,704
Covidien PLC	193,092	9,708,666
Hospira, Inc.(1)	43,238	2,449,433
Medtronic, Inc.	1,737,870	78,256,286
St. Jude Medical, Inc.(1)	66,365	2,724,283
Stryker Corp.	148,068	8,472,451
Zimmer Holdings, Inc.(1)	234,861	13,903,771

		$136,717,938

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	584,387	$16,900,472
Cardinal Health, Inc.	216,467	7,799,306
CIGNA Corp.	49,467	1,809,503
Express Scripts, Inc.(1)	196,994	20,046,109
Henry Schein, Inc.(1)	763,371	44,962,552
McKesson Corp.	6,462	424,683
Medco Health Solutions, Inc.(1)	146,516	9,459,073
PharMerica Corp.(1)	25,547	465,466

Security	Shares	Value
UnitedHealth Group, Inc.	131,101	$4,283,070
WellPoint, Inc.(1)	53,673	3,455,468

		$109,605,702

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	533,768	$20,752,900
Darden Restaurants, Inc.	147,345	6,562,746
International Game Technology	459,500	8,477,775
Interval Leisure Group, Inc.(1)	85,966	1,251,665
Marriott International, Inc., Class A	401,544	12,656,667
McDonald’s Corp.	865,066	57,717,204
Starbucks Corp.(1)	2,222,271	53,934,517
Yum! Brands, Inc.	210,518	8,069,155

		$169,422,629

Household Durables — 0.2%
D.R. Horton, Inc.	417,028	$5,254,553
Fortune Brands, Inc.	117,078	5,679,454
Leggett & Platt, Inc.	313,428	6,782,582
Newell Rubbermaid, Inc.	49,838	757,537

		$18,474,126

Household Products — 2.3%
Clorox Co. (The)	31,145	$1,997,640
Colgate-Palmolive Co.	599,692	51,129,740
Energizer Holdings, Inc.(1)	60,372	3,788,947
Kimberly-Clark Corp.	530,925	33,384,564
Procter & Gamble Co.	2,004,429	126,820,223

		$217,121,114

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	93,180	$1,024,980

		$1,024,980

Industrial Conglomerates — 2.0%
3M Co.	888,156	$74,223,197
General Electric Co.	6,096,425	110,954,935
Textron, Inc.	18,236	387,150
Tyco International, Ltd.	23,014	880,286

		$186,445,568

Insurance — 2.9%
Aegon NV ADR(1)	5,136,862	$34,982,030
Aflac, Inc.	238,630	12,955,223
Allstate Corp. (The)	107,599	3,476,524
AON Corp.	134,748	5,755,087
Berkshire Hathaway, Inc., Class A(1)	674	82,093,200
Berkshire Hathaway, Inc., Class B(1)	998,309	81,132,572
Chubb Corp.	24,930	1,292,621
Cincinnati Financial Corp.	179,991	5,201,740
Hartford Financial Services Group, Inc.	10,762	305,856
Manulife Financial Corp.	69,765	1,373,673
Marsh & McLennan Cos., Inc.	24,256	592,332
Old Republic International Corp.	164,555	2,086,557
Progressive Corp.	1,199,718	22,902,617
Torchmark Corp.	278,479	14,901,411
Travelers Companies, Inc. (The)	77,876	4,200,631

		$273,252,074

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	43,801	$5,945,110
Expedia, Inc.	119,213	2,975,556

Security	Shares	Value
HSN, Inc.(1)	60,017	$1,766,900
Liberty Media Corp. - Interactive, Class A(1)	11,902	182,220

		$10,869,786

Internet Software & Services — 1.6%
Akamai Technologies, Inc.(1)	200,000	$6,282,000
AOL, Inc.(1)	40,610	1,026,621
eBay, Inc.(1)	1,260,217	33,962,848
Google, Inc., Class A(1)	199,296	113,002,825
IAC/InterActiveCorp(1)	13,368	303,988
VeriSign, Inc.(1)	14,758	383,856

		$154,962,138

IT Services — 2.6%
Accenture PLC, Class A	2,738,000	$114,859,100
Automatic Data Processing, Inc.	1,339,373	59,561,917
Broadridge Financial Solutions, Inc.	18,597	397,604
DST Systems, Inc.	600	24,870
Fidelity National Information Services, Inc.	79,251	1,857,643
Fiserv, Inc.(1)	47,355	2,403,740
Paychex, Inc.	757,686	23,260,960
Total System Services, Inc.	52,739	825,893
Western Union Co.	2,944,674	49,941,671

		$253,133,398

Leisure Equipment & Products — 0.0%
Mattel, Inc.	22,565	$513,128

		$513,128

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(1)	344,969	$18,031,530
Thermo Fisher Scientific, Inc.(1)	18,700	961,928

		$18,993,458

Machinery — 2.6%
Caterpillar, Inc.	159,554	$10,027,969
Danaher Corp.	22,988	1,836,971
Deere & Co.	2,623,301	155,981,477
Dover Corp.	578,638	27,051,326
Illinois Tool Works, Inc.	1,182,752	56,015,135
Parker Hannifin Corp.	30,763	1,991,597

		$252,904,475

Media — 2.8%
Ascent Media Corp., Class A(1)	755	$20,574
CBS Corp., Class B	79,463	1,107,714
Comcast Corp., Class A	216,991	4,083,771
Comcast Corp., Special Class A	2,012,974	36,173,143
DIRECTV, Class A(1)	30,225	1,021,907
Discovery Communications, Inc., Class A(1)	7,555	255,283
Discovery Communications, Inc., Class C(1)	7,555	222,192
Gannett Co., Inc.	320,258	5,290,662
Liberty Capital, Class A(1)	7,556	274,812
Liberty Global, Inc., Series A(1)	2,381	69,430
Liberty Global, Inc., Series C(1)	2,382	68,816
Liberty Media Corp. - Starz, Series A(1)	3,022	165,243
Live Nation, Inc.(1)	118,862	1,723,499
McGraw-Hill Cos., Inc. (The)	299,599	10,680,704
New York Times Co. (The), Class A(1)	5,269	58,644
News Corp., Class A	97	1,398
Omnicom Group, Inc.	337,339	13,092,127
Time Warner Cable, Inc.	125,310	6,680,276
Time Warner, Inc.	497,707	15,563,298

Security	Shares	Value
Viacom, Inc., Class B(1)	83,155	$2,858,869
Walt Disney Co. (The)	4,870,461	170,027,793
Washington Post Co., Class B	1,500	666,270
WPP PLC, ADR	42,292	2,180,153

		$272,286,578

Metals & Mining — 0.5%
Alcoa, Inc.	52,760	$751,302
BHP Billiton, Ltd. ADR	178,181	14,311,498
Freeport-McMoRan Copper & Gold, Inc.	225,000	18,796,500
Nucor Corp.	230,000	10,437,400

		$44,296,700

Multiline Retail — 1.3%
Macy’s, Inc.	94,265	$2,052,149
Nordstrom, Inc.	552	22,549
Sears Holdings Corp.(1)	795	86,202
Target Corp.	2,290,940	120,503,444

		$122,664,344

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	4,381,890	$319,133,049
Apache Corp.	2,145,162	217,733,943
BP PLC ADR	220,725	12,596,776
Chevron Corp.	653,006	49,517,445
ConocoPhillips	698,034	35,718,400
Devon Energy Corp.	568,771	36,645,915
Exxon Mobil Corp.	2,478,399	166,003,165
Hess Corp.	35,579	2,225,466
Marathon Oil Corp.	177,334	5,610,848
Murphy Oil Corp.	78,679	4,420,973
Royal Dutch Shell PLC ADR, Class A	103,442	5,985,154
Royal Dutch Shell PLC ADR, Class B	9,594	530,836
Spectra Energy Corp.	87,311	1,967,117
Williams Cos., Inc.	2,000	46,200

		$858,135,287

Paper & Forest Products — 0.0%
International Paper Co.	283	$6,965
Neenah Paper, Inc.	975	15,444
Weyerhaeuser Co.	4,754	215,213

		$237,622

Personal Products — 0.0%
Avon Products, Inc.	10,400	$352,248
Estee Lauder Cos., Inc., Class A	13,035	845,580

		$1,197,828

Pharmaceuticals — 9.9%
Abbott Laboratories	3,374,747	$177,781,672
Allergan, Inc.	82,562	5,392,950
Bristol-Myers Squibb Co.	1,962,137	52,389,058
Eli Lilly & Co.	2,626,575	95,134,546
GlaxoSmithKline PLC ADR	447,876	17,252,184
Johnson & Johnson	3,066,721	199,950,209
King Pharmaceuticals, Inc.(1)	152,305	1,791,107
Merck & Co., Inc.	2,483,009	92,740,386
Novo Nordisk A/S ADR	353,594	27,269,169
Pfizer, Inc.	9,874,911	169,354,724
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	105,462,569

		$944,518,574

Security	Shares	Value
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A(1)	56,500	$814,165
Forestar Real Estate Group, Inc.(1)	30,220	570,554

		$1,384,719

Road & Rail — 0.1%
Norfolk Southern Corp.	12,365	$691,080
Union Pacific Corp.	132,257	9,694,438

		$10,385,518

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	560,289	$16,147,529
Applied Materials, Inc.	1,065,614	14,364,477
Broadcom Corp., Class A	976,043	32,385,107
Cypress Semiconductor Corp.(1)	52,742	606,533
Intel Corp.	11,002,415	244,913,758
KLA-Tencor Corp.	142,889	4,418,128
Linear Technology Corp.	123,388	3,489,413
Maxim Integrated Products, Inc.	223,099	4,325,889
Texas Instruments, Inc.	552,587	13,521,804
Verigy, Ltd.(1)	3,479	38,895
Xilinx, Inc.	24,607	627,478

		$334,839,011

Software — 3.2%
Activision Blizzard, Inc.	96,350	$1,161,981
Adobe Systems, Inc.(1)	440,317	15,574,012
CA, Inc.	45,408	1,065,726
Electronic Arts, Inc.(1)	21,405	399,417
Microsoft Corp.	3,425,420	100,262,044
Oracle Corp.	6,981,400	179,352,166
Symantec Corp.(1)	186,371	3,153,397

		$300,968,743

Specialty Retail — 2.5%
Best Buy Co., Inc.	148,536	$6,318,721
Gap, Inc. (The)	89,138	2,059,979
Home Depot, Inc.	3,945,465	127,635,793
Limited Brands, Inc.	41,877	1,031,012
Lowe’s Companies, Inc.	1,003,622	24,327,797
Sherwin-Williams Co. (The)	500	33,840
Staples, Inc.	257,430	6,021,288
TJX Companies, Inc. (The)	1,701,405	72,343,741

		$239,772,171

Textiles, Apparel & Luxury Goods — 2.4%
Coach, Inc.	10,800	$426,816
Hanesbrands, Inc.(1)	236,598	6,582,156
NIKE, Inc., Class B	3,058,444	224,795,634

		$231,804,606

Thrifts & Mortgage Finance — 0.0%
Tree.com, Inc.(1)	13,436	$122,939

		$122,939

Tobacco — 0.3%
Altria Group, Inc.	291,453	$5,980,615
Philip Morris International, Inc.	467,700	24,395,232

		$30,375,847

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	22,000	$1,107,480
Sprint Nextel Corp.(1)	229,998	873,993
Vodafone Group PLC ADR	258,791	6,027,242

		$8,008,715

Total Common Stocks (identified cost $7,208,469,977)		$9,475,811,667

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.	166	$124

Total Preferred Stocks (identified cost $4,929)		$124

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	$52,375	$52,374,815

Total Short-Term Investments (identified cost $52,374,815)		$52,374,815

Total Investments — 99.7% (identified cost $7,277,475,790)		$9,528,186,606

Other Assets, Less Liabilities — 0.3%		$25,965,020

Net Assets — 100.0%		$9,554,151,626

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $11,225 and $0, respectively.

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,121,399,361

Gross unrealized appreciation	$7,406,792,107
Gross unrealized depreciation	(4,862)

Net unrealized appreciation	$7,406,787,245

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,116,445,664	$—		$—	$1,116,445,664
Consumer Staples	1,130,543,047	140,915,430		—	1,271,458,477
Energy	981,654,639	—		—	981,654,639
Financials	1,180,459,543	43,328,383		—	1,223,787,926
Health Care	1,397,366,420	—		—	1,397,366,420
Industrials	1,302,532,970	—		—	1,302,532,970
Information Technology	1,948,737,664	—		—	1,948,737,664
Materials	149,427,107	—		—	149,427,107
Telecommunication Services	79,930,256	—		—	79,930,256
Utilities	4,470,544	—		—	4,470,544

Total Common Stocks	$9,291,567,854	$184,243,813	*	$—	$9,475,811,667

Convertible Preferred Stocks	—	—		0	0
Preferred Stocks	124	—		—	124
Short-Term Investments	—	52,374,815		—	52,374,815

Total	$9,291,567,978	$236,618,628		$0	$9,528,186,606

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
and Convertible
Preferred
Stocks*
Balance as of December 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of March 31, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2010	$0

*	All Level 3 investments held at December 31, 2009 and March 31, 2010 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 24, 2010